Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	ifvip_SupplementTextBlock

Ivy Variable Insurance Portfolios

Supplement dated March 31, 2017 to the

Ivy Variable Insurance Portfolios Prospectus

dated April 29, 2016

as supplemented June 8, 2016, September 30, 2016, October 13, 2016, January 25, 2017 and February 22, 2017

Effective April 28, 2017, the Prospectus is amended to reflect the following name changes:

■	The name of Ivy VIP Global Natural Resources is changed to Ivy VIP Natural Resources
■	The name of Ivy VIP Real Estate Securities is changed to Ivy VIP Advantus Real Estate Securities

Ivy VIP Natural Resources
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ifvip_SupplementTextBlock

Ivy Variable Insurance Portfolios

Supplement dated March 31, 2017 to the

Ivy Variable Insurance Portfolios Prospectus

dated April 29, 2016

as supplemented June 8, 2016, September 30, 2016, October 13, 2016, January 25, 2017 and February 22, 2017

Effective April 28, 2017, the Prospectus is amended to reflect the following name changes:

■	The name of Ivy VIP Global Natural Resources is changed to Ivy VIP Natural Resources

Ivy VIP Advantus Real Estate Securities
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ifvip_SupplementTextBlock

Ivy Variable Insurance Portfolios

Supplement dated March 31, 2017 to the

Ivy Variable Insurance Portfolios Prospectus

dated April 29, 2016

as supplemented June 8, 2016, September 30, 2016, October 13, 2016, January 25, 2017 and February 22, 2017

Effective April 28, 2017, the Prospectus is amended to reflect the following name changes:

■	The name of Ivy VIP Real Estate Securities is changed to Ivy VIP Advantus Real Estate Securities